Accounts Receivable, Net	6 Months Ended
Jun. 30, 2025
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET
3.	ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following:

	As of December 31,	As of June 30,
	2024	2025
		(Unaudited)
Accounts receivable	$31,744	$37,274
Allowance for credit losses	(104)	(279)
Accounts receivable, net	$31,640	$36,995

The movement of allowance of credit losses was as follows:

	For the six months ended June 30,
	2024	2025
	(Unaudited)	(Unaudited)
Balance at beginning of the periods presented	$121	$104
Addition in credit losses	3	169
Write off	(3)	-
Foreign currency translation adjustment	(1)	6
Balance at end of the periods presented	$120	$279

The Group recorded a credit loss of $3 and $169, and wrote off accounts receivable of $3 and nil for the six months ended June 30, 2024 and 2025, respectively. As of August 15, 2025, approximately 46.2% of the Group’s net accounts receivable balance at June 30, 2025 have been subsequently collected and the remaining balance is expected to be collectible and covered by the commercial insurance that the Group purchased for the accounts receivable of offline sales with a coverage rate varying from 80% to 90% for credit losses under a maximum credit period of 180 days.